Covered Assets and Indemnification Asset (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Covered Assets and Indemnification Asset
Total loans	$ 3,714,837	$ 3,514,646	$ 3,152,396
Covered loans
Covered Assets and Indemnification Asset
Total loans	845,013	1,006,369
Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	595,218	729,156
Covered loans | Secured
Covered Assets and Indemnification Asset
Total loans	40,221	53,433
Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	17,787	28,520
Covered loans | Unsecured
Covered Assets and Indemnification Asset
Total loans	9,795	13,510
Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,337	9,890
Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Total loans	373,006	430,125
Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	315,197	365,306
Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Total loans	325,219	357,857
Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	174,158	199,372
Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Total loans	4,168	12,168
Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	1,170	4,705
Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Total loans	92,604	139,276
Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	78,569	121,363
Bank | Covered loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	2,935	8,697
Loans past Due 60-89 Days	2,006	967
Loans past Due 90 Days or More	3,948	906
Total Past Due Loans	8,889	10,570
Current Loans	240,906	266,643
Total loans	845,013	1,006,369
Accruing Loans Past Due 90 Days or More	272
Bank | Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	595,218	729,156
Bank | Covered loans | Secured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days		3,904
Loans past Due 60-89 Days	915	10
Loans past Due 90 Days or More	226	81
Total Past Due Loans	1,141	3,995
Current Loans	21,293	20,918
Total loans	40,221	53,433
Bank | Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	17,787	28,520
Bank | Covered loans | Unsecured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	1,000	10
Loans past Due 60-89 Days		259
Loans past Due 90 Days or More	71
Total Past Due Loans	1,071	269
Current Loans	387	3,351
Total loans	9,795	13,510
Bank | Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,337	9,890
Bank | Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	580	999
Loans past Due 60-89 Days	100
Loans past Due 90 Days or More	609	40
Total Past Due Loans	1,289	1,039
Current Loans	56,520	63,780
Total loans	373,006	430,125
Accruing Loans Past Due 90 Days or More	229
Bank | Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	315,197	365,306
Bank | Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	1,298	1,679
Loans past Due 60-89 Days	764	678
Loans past Due 90 Days or More	1,137	209
Total Past Due Loans	3,199	2,566
Current Loans	147,862	155,919
Total loans	325,219	357,857
Accruing Loans Past Due 90 Days or More	43
Bank | Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	174,158	199,372
Bank | Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days		1,861
Loans past Due 90 Days or More	1,905	576
Total Past Due Loans	1,905	2,437
Current Loans	1,093	5,026
Total loans	4,168	12,168
Bank | Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	1,170	4,705
Bank | Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	57	244
Loans past Due 60-89 Days	227	20
Total Past Due Loans	284	264
Current Loans	13,751	17,649
Total loans	92,604	139,276
Bank | Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	$ 78,569	$ 121,363